Convertible loans	12 Months Ended
Dec. 31, 2018
Convertible Debt [Abstract]
Convertible loans
12.	Convertible loans

In December 2015, the Group issued a convertible loan in the principal amount of RMB30 million to Lanxi Puhua Juli Equity Investment Partnership LLP (“Puhua”) with no interest and a due date twelve months after the issuance date (the “2015 Loan”). Pursuant to the 2015 convertible loan agreement, the entire or any portion of the 2015 Loan can be converted into (i) equity share of TuanChe Internet based on a post-money valuation of TuanChe Internet at RMB1.2 billion. That is, a per share conversion price is of RMB5.49, representing 2.5% of total equity interest of TuanChe Internet (“Onshore Conversion”). The rights and obligations of the converted shares shall be not less favorable than the rights and obligations entitled to Series C convertible redeemable preferred shareholders of the Company; or (ii) equity share of the Company based on a post-money valuation of TuanChe Internet at RMB 1.2 billion (“Offshore Conversion”) (the same price as Onshore Conversion). The rights and obligations of the converted shares shall be not less favorable than the rights and obligations entitled to Series C convertible redeemable preferred shareholders of the Company. The issuance costs for the 2015 convertible loan was nil.

In December 2016, when the 2015 Loan was due, the Company and Puhua agreed to extend the maturity date and revise conversion price of the 2015 Loan with no consideration. On August 18, 2017, the carrying value of the December 2015 Loan of RMB30 million was converted into Series C+ convertible redeemable preferred shares.

On August 1, 2017, the Company issued four Promissory Notes to Investors in the aggregated principal amount of US$6.3 million at an interest rate of 10% per annum and with a term of nine months after the issuance of the Notes (the “August 2017 Loan”). The entire principal amount of the August 2017 Loan shall be converted into Series C-4 convertible redeemable preferred shares issued and sold at the closing of the Series C-4 convertible redeemable preferred shares, at the lower of: (1) US$200 million the post-money valuation at issuance of the Promissory Notes; or (2) the post-money valuation in the Series C-4 convertible redeemable preferred shares. The issuance costs for the August 2017 Loan was nil. As of December 31, 2017, the carrying value of the August 2017 Loan was RMB41.2 million.

When the terms of the loan were revised, the change in the terms was accounted for as a modification and the incremental discount created is being amortized over the new loan term.

In June 2018, the investors converted the August 2017 Loan into an aggregate of 7,569,628 Series C-4 convertible redeemable preferred shares of the Company, par value US$0.0001 each, at a conversion price of US$0.8323 per share.